EATON VANCE MUNICIPALS TRUST
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260

                                  CERTIFICATION







         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the "Registrant") (1933 Act File No. 33-572) certifies (a) that the forms of prospectuses and statements of additional information dated September 1, 1997 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 68 ("Amendment No. 68") to the Registrant's Registration Statement of Form N-1A, and (b) that Amendment No. 68 was filed electronically with the Commission (Accession No. 0000950156-97-000716) on August 29, 1997.

                       Eaton Vance Alabama Municipals Fund
                      Eaton Vance Arkansas Municipals Fund
                       Eaton Vance Georgia Municipals Fund
                      Eaton Vance Kentucky Municipals Fund
                      Eaton Vance Louisiana Municipals Fund
                      Eaton Vance Maryland Municipals Fund
                      Eaton Vance Missouri Municipals Fund
                   Eaton Vance North Carolina Municipals Fund
                       Eaton Vance Oregon Municipals Fund
                   Eaton Vance South Carolina Municipals Fund
                      Eaton Vance Tennessee Municipals Fund
                      Eaton Vance Virginia Municipals Fund





                                                    EATON VANCE MUNICIPALS TRUST



                                                         By:/s/ Eric G. Woodbury
                                                          Eric G. Woodbury, Esq.
                                                             Assistant Secretary



Dated:  September 3, 1997